DARSIE & ELSTE

ATTORNEYS AT LAW

P.O. Box 28

VERSAILLES, KENTUCKY 40383

TELEPHONE: (859) 873-3766

FAX: (859) 873-3606

E-MAIL: darsieandelste@aol.com

GAY M. ELSTE	JOHN C. DARSIE, JR.
(1936-1994)

September 7, 2011

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Proxy Filing Desk, Bric Barrientos

Dear Madam or Sir:

Please find attached 2011 Proxy (DEF 14A) for Dupree Mutual Funds. This definitive proxy statement incorporates modifications received during a telephone conversation with Mr. Bric Barrientos on August 26, 2011 as follows:

1. All share information as of August 29, 2011, the record date, has now been included.

2. Page 8 of Proxy Statement, chart of “Nominees for Trustee” - the Fourth Column has been revised to read “number of Portfolios in Fund Complex Overseen by Trustee or Nominee” and the Fifth Column has been revised to read “Other Directorships Held by Trustee or Nominee During Past Five Years.” The information concerning other directorships has been inserted for each Trustee/Nominee.

3. Page 12, first full paragraph now has a description of the process utilized by the Board nominating committee and a statement that the Trust has no separate diversity policy.

4. Page 12, second full paragraph is new language describing the board leadership structure, the board’s role in risk oversight and a statement as to why the leadership structure is appropriate for the registrant.

5. Page 13, explanation of fees paid to the Trust’s Independent Certified Public Accountants has a revision to the second to last sentence of the last paragraph showing that for non-audit services for the fiscal years ended June 30, 2010 and June 30, 2011 Ernst & Young LLP billed the Trust $33,200 and $41,300 respectively.

Securities and Exchange Commission

Definitive Proxy Statement - Dupree Mutual Funds

September 7, 2011

Page Two

6. Page 14, last partial paragraph on the page has an insertion of the date of October 26, 2010 of the Investment Advisory Agreement between the Trust for and on behalf of the Taxable Municipal Bond Series and Dupree & Co., Inc.

7. Page 15, first complete sentence is the phrase “for the first time” inserted into the sentence explaining that the shareholders of the series will be voting to ratify said agreement.

8. Page 15, following the first full paragraph a chart has been inserted reflecting the fees to be paid to the Investment Advisor at the several possible Average Daily Net Asset levels.

9. Pages 15-16 following the chart on page 15 is a full description of the factors considered by the Trustees in initially approving the Investment Advisory Agreement between the Trust for and on behalf of the Taxable Municipal Bond Series and Dupree & Co., Inc.

10. Page 22, near bottom of page, a chart reflecting the existing fee structure and the proposed fee structure for the amendment to the Investment Advisory Agreements for the eight single state tax-free series has been inserted.

11. Page 22, last full paragraph now omits the phrase “which amount will be refunded to Dupree & Company, Inc. By the Kentucky Tax-Free Income Series in the event that the Amendment to the Investment Advisory Agreement is not approved.”

12. All ten proxy ballots are included with this filing.

Please feel free to contact the undersigned at 859 221.9847 or 859.873.3766 for any further information which may be needed.

Yours very truly,

Gay M. Elste

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